Discontinued Operations - Summary of Discontinued Operations in Consolidated Statements of Income (Detail) - AxoBio [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 4,456,816
Cost of sales	3,620,651
Gross profit	836,165
Operating expenses:
Selling and marketing	6,829,520
Research and development	403,616
General and administrative	2,525,715
Depreciation and amortization	1,015,894
Total operating expenses	10,774,745
Loss from operations	(9,938,580)
Other income (expense):
Other income	(7)
Amortization of debt discount	(7,070)
Inventory write-down	(4,754,357)
Chane in fair value of earnout liability	13,482,292
Total other (expense) income	8,524,040
Loss before income taxes	(1,414,540)
Income tax benefit, deferred	2,174,705
Discontinued operations, net	$ 760,165
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest
Related Party [Member]
Other income (expense):
Interest expense	$ (164,611)
Nonrelated Party [Member]
Other income (expense):
Interest expense	$ (32,221)